Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document And Entity Information [Abstract]
Document Type	DEF 14C
Amendment Flag	false
Entity Registrant Name	GRAYBAR ELECTRIC COMPANY, INC.
Entity Central Index Key	0000205402